Consolidated Statements of Financial Position $ in Thousands, in Thousands	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Current assets:
Cash and cash equivalents	$ 309,530,699	$ 157,567,986
Other financial assets	140,304,853	347,278
Other non-financial assets	13,374,381	16,188,965
Trade and other accounts receivable, net	194,021,253	191,077,588
Accounts receivable from related companies	11,875,408	10,835,768
Inventory	127,972,650	147,641,224
Current tax assets	218,472	9,815,294
Total Current Assets	797,297,716	533,474,103
Non-Current Assets:
Other non-current financial assets	162,013,278	110,784,311
Other non-financial assets	90,242,672	125,636,150
Trade and other receivables	73,862	523,769
Accounts receivable from related parties	138,346	283,118
Investments accounted for using the equity method	87,956,354	99,866,733
Intangible assets other than goodwill	604,514,165	675,075,375
Goodwill	98,325,593	121,221,661
Property, plant and equipment	605,576,545	722,718,863
Deferred tax assets	1,925,869	1,364,340
Total Non-Current Assets	1,650,766,684	1,857,474,320
Total Assets	2,448,064,400	2,390,948,423
Current Liabilities:
Other financial liabilities	38,566,724	40,593,878
Trade and other accounts payable	230,445,809	243,700,553
Accounts payable to related parties	39,541,968	53,637,601
Provisions	1,335,337	2,068,984
Income taxes payable	8,828,599	6,762,267
Employee benefits current provisions	31,071,019	38,392,854
Total, Current	28,266,730	26,502,215
Total Current Liabilities	378,056,186	411,658,352
Other financial liabilities, non-current	989,829,569	743,327,057
Accounts payable, non-current	295,279	619,587
Accounts payable to related companies, non-current	10,790,089	19,777,812
Other provisions, non-current	48,734,936	67,038,566
Deferred tax liabilities	153,669,547	169,449,747
Employee benefits non-current provisions	13,635,558	10,173,354
Other non-financial liabilities, non-current	21,472,048
Income taxes payable, non-current	20,597
Total non-current liabilities	1,238,447,623	1,010,386,123
Equity:
Issued capital	270,737,574	270,737,574
Retained earnings	654,171,126	600,918,265
Other reserves	(113,727,586)	76,993,851
Equity attributable to equity holders of the parent	811,181,114	948,649,690
Non-controlling interests	20,379,477	20,254,258
Total Equity	831,560,591	968,903,948
Total Liabilities And Equity	$ 2,448,064,400	$ 2,390,948,423